Business Combination (Tables)	12 Months Ended
Jun. 30, 2024
Business Combination [Abstract]
Schedule of Purchase Price	The purchase price was allocated on the date of acquisition as follows:
RMB

Cash and cash equivalents	3,515
Other current assets	604
Property and equipment, net	279
Intangible assets	3,120
Operating lease right-of-use assets	166
Goodwill	7,389
Operating lease liabilities, current portion	(149)
Other current liabilities	(13,082)
Total purchase consideration	1,842